Distribution of Total Assets by Geographical Area (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Assets	$ 1,855,215	$ 1,825,843
Ireland
Segment Reporting Information [Line Items]
Assets	803,421	766,120
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	356,355	337,062
United States
Segment Reporting Information [Line Items]
Assets	628,012	651,160
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 67,427	$ 71,501